BUSINESS COMBINATIONS - Assets acquired (Details) - CNY (¥) ¥ in Thousands				1 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Oct. 09, 2017	Jun. 29, 2017	May 19, 2016	May 31, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The identifiable assets acquired and liabilities assumed in the business combination
Consideration paid									¥ 279,885	¥ 103,600
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill						¥ 1,570,755	¥ 1,570,755	¥ 1,341,087	1,570,755	1,341,087	¥ 1,294,664
Net revenue									1,616,166	1,055,960	703,636
Net (loss) income									(326,900)	¥ (276,412)	¥ (98,584)
Weiteng Construction/Guangzhou 1
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred			¥ 129,500
Consideration paid				¥ 103,600					25,900
Effective settlement of pre-existing relationships upon consolidation			43,161
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			(1,237)
Property and equipment			(281,437)
Identifiable intangible assets			(59,500)
Other assets			(25,363)
Accounts payable			131,114
Capital lease and other financing obligations, current			12,097
Capital lease and other financing obligations, non-current			68,584
Deferred tax liabilities			21,143
Other liabilities			8,361
Total identifiable net assets			(126,238)
Goodwill			46,423
Short-term loans lent to Weiteng Construction			42,000	¥ 2,000	¥ 40,000
Interest rate (as a percent)				10.00%	10.00%
Gain or loss recognized from the effective settlement			0
Amount due from Weiteng Construction, including interest receivable			43,161
Interest receivable			1,161
Net revenue								36,924
Net (loss) income								¥ (2,861)
Weiteng Construction/Guangzhou 1 | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(102,785)
Weiteng Construction/Guangzhou 1 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(19,895)
Weiteng Construction/Guangzhou 1 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(132,462)
Weiteng Construction/Guangzhou 1 | Construction in progress
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(26,295)
Target Group, Shenzhen 5
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred		¥ 294,491
Consideration paid							69,832
Contingent consideration		312,000				230,539	230,539		230,539
Effective settlement of pre-existing relationships upon consolidation		6,025
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(11,153)
Property and equipment		(821,405)
Identifiable intangible assets		(176,500)
Other assets		(59,520)
Accounts payable		219,207
Capital lease and other financing obligations, current		23,156
Capital lease and other financing obligations, non-current		363,380
Long-term borrowings		217,790
Deferred tax liabilities		45,931
Other liabilities		55,299
Total identifiable net assets		(143,815)
Goodwill		156,701
Net revenue							42,072
Net (loss) income							(23,859)
Target Group, Shenzhen 5 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration						109,658	109,658		109,658
Target Group, Shenzhen 5 | Other long-term liabilities
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration						120,881	¥ 120,881		¥ 120,881
Target Group, Shenzhen 5 | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(416,000)
Target Group, Shenzhen 5 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(174,292)
Target Group, Shenzhen 5 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(118,368)
Target Group, Shenzhen 5 | Construction in progress
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(112,745)
Target Group Guangzhou 2
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred	¥ 233,984
Consideration paid						184,153
Effective settlement of pre-existing relationships upon consolidation	(1,807)
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	(10,144)
Accounts receivable	(25,177)
Property and equipment	(319,943)
Identifiable intangible assets	(98,500)
Other assets	(14,135)
Accounts payable	56,431
Capital lease and other financing obligations, current	5,958
Capital lease and other financing obligations, non-current	101,875
Short-term borrowings	50,750
Long-term borrowings	52,999
Deferred tax liabilities	35,097
Other liabilities	5,579
Total identifiable net assets	(159,210)
Goodwill	72,967
Net revenue						26,573
Net (loss) income						¥ 2,734
Target Group Guangzhou 2 | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment	(106,000)
Target Group Guangzhou 2 | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment	(57,932)
Target Group Guangzhou 2 | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment	(155,149)
Target Group Guangzhou 2 | Furniture and office equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment	(862)
Consolidation eliminations | Target Group, Shenzhen 5
The identifiable assets acquired and liabilities assumed in the business combination
Effective settlement of pre-existing relationships upon consolidation		6,025
Consolidation eliminations | Target Group Guangzhou 2
The identifiable assets acquired and liabilities assumed in the business combination
Effective settlement of pre-existing relationships upon consolidation	1,807
Customer relationships | Weiteng Construction/Guangzhou 1
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets			¥ (59,500)
Customer relationships | Target Group, Shenzhen 5
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets		¥ (176,500)
Estimated useful life (in years)		14 years 4 months 24 days
Customer relationships | Target Group Guangzhou 2
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets	¥ (98,500)
Estimated useful life (in years)	11 years 9 months 18 days
Minimum | Customer relationships | Weiteng Construction/Guangzhou 1
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)			7 years
Maximum | Customer relationships | Weiteng Construction/Guangzhou 1
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)			8 years